Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Transmitted via EDGAR on 5-3-2018

May 3, 2018

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)
Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act No. 811-08868) (Registrant)
Ameritas Advisor VUL ® (1933 Act No. 333-151912)
Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated

May 1, 2018, for Ameritas Life Insurance Corp. Separate Account LLVL ("Separate Account"), File No. 333-151912, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 13 to the Separate Account’s registration statement for File No. 333-151912 on Form N-6 filed with the SEC on April 26, 2018; and

2.	The text of Post-Effective Amendment No. 13 to the Separate Account’s registration statement for File No. 333-151912 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC